Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 1,502	$ 4,245	$ 2,112	$ 15,786
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	556	2,183	(238)	10,450
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	946	2,062	2,350	5,423
Capitalized
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 0	$ 0	$ 0	$ (87)